UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                  11/14/07
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       9

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $8,327,697
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----

         01       28-4690                   High River Limited Partnership

         02       28-05849                  Icahn Enterprises Holdings L.P.

         03       28-2662                   Barberry Corp.

         04       28-4970                   High Coast Limited Partnership

         05       28-4460                   Highcrest Investors Corp.

         06       28-11469                  Gascon Partners

         07       28-                       CCI Offshore Corp.

         08       28-                       CCI Onshore Corp.

         09       28-11143                  Icahn Management LP

                                                    Form 13F Information Table
                                             Name of Reporting Manager: Carl C. Icahn

COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE       SHRS OR   SH/   PUT/      INVESTMENT    OTHER           VOTING AUTHORITY
ISSUER             CLASS      CUSIP           (x$1000)     PRN AMT   PRN   CALL      DISCRETION    MANAGER       SOLE   SHARED  NONE
------             -----      -----           --------     -------   ---   ----      ----------    -------       ----   ------  ----

ADVENTRX           COM        00764X103          2,225     864,865   SH                Defined        1                864,865
PHARMACEUTICALS
INC

AMERICAN RAILCAR   COM        02916P103         94,486   4,290,918   SH                Defined                       4,290,918
INDS INC

AMERICAN RAILCAR   COM        02916P103         40,054   1,818,976   SH                Defined                       1,818,976
INDS INC

BEA SYS INC        COM        073325102         54,232   3,909,997   SH                Defined        1              3,909,997

BLOCKBUSTER INC    CL A       093679108          7,512   1,398,820   SH                Defined        1              1,398,820

BLOCKBUSTER INC    CL A       093679108          4,822     898,000   SH                Defined        3                898,000

BLOCKBUSTER INC    CL B       093679207          3,746     772,320   SH                Defined        1                772,320

BLOCKBUSTER INC    CL B       093679207          1,653     340,906   SH                Defined        3                340,906

CYBERONICS, INC    COM        23251P102          7,000     502,152   SH                Defined        1                502,152

ICAHN ENTERPRISES  DEP UNIT   451100101        454,025   4,087,000   SH                Defined        3              4,087,000
LP

ICAHN ENTERPRISES  DEP UNIT   451100101      3,978,115  35,809,836   SH                Defined        4             35,809,836
LP

ICAHN ENTERPRISES  DEP UNIT   451100101        383,548   3,452,586   SH                Defined        5              3,452,586
LP

ICAHN ENTERPRISES  DEP UNIT   451100101      1,321,101  11,892,167   SH                Defined        6             11,892,167
LP

ICAHN ENTERPRISES  DEP UNIT   451100101         45,968     413,793   SH                Defined                         413,793
LP

ICAHN ENTERPRISES  DEP UNIT   451100101        411,780   3,706,723   SH                Defined        7              3,706,723
LP

ICAHN ENTERPRISES  DEP UNIT   451100101        168,359   1,515,515   SH                Defined        8              1,515,515
LP

ICAHN ENTERPRISES  DEP UNIT   451100101        378,866   3,410,441   SH                Defined        9              3,410,441
LP

IMCLONE SYS INC.   COM        45245W109        256,520   6,205,134   SH                Defined        1              6,205,134

IMCLONE SYS INC.   COM        45245W109        188,660   4,563,610   SH                Defined        2              4,563,610

IMCLONE SYS INC.   COM        45245W109         37,239     900,800   SH                Defined        3                900,800

LEAR CORP.         COM        521865105         21,182     659,860   SH                Defined        1                659,860

LEAR CORP.         COM        521865105         55,826   1,739,131   SH                Defined                       1,739,131

LEAR CORP.         COM        521865105         10,772     335,570   SH                Defined                         335,570

MOTOROLA INC.      COM        620076109        280,111  15,116,600   SH                Defined        1             15,116,600

TELIK INC.         COM        87959M109          3,024   1,039,165   SH                Defined        1              1,039,165

TEMPLE-INLAND      COM        879868107        109,205   2,074,962   SH                Defined        1              2,074,962
INC

WCI CMNTYS INC.    COM        92923C104          7,666   1,279,725   SH                Defined      1                1,279,725



                                   TOTAL:    8,327,697


CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.